UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 9/30/2011
                                               ---------

Check here if Amendment []; Amendment Number:
                                               -------

This Amendment (Check only one.):              [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA PARTNERS LLC
           ---------------------------
Address:   767 Fifth Avenue, 8th Floor
           ---------------------------
           New York, New York 10153
           ---------------------------


Form 13F File Number: 028-10328
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jennifer Fanjiang
        -----------------
Title:  General Counsel
        -----------------
Phone:  212 455-0900
        -----------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jennifer Fanjiang              New York, New York                 11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $    1,705,958
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE


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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- -----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------- ----
ANADARKO PETE CORP           COM             032511107   54,648    866,733 SH       SOLE                   813,603  53,130    0
APPLE INC                    COM             037833100   89,789    235,470 SH       SOLE                   220,912  14,558    0
COCA COLA ENTERPRISES INC NE COM             19122T109  104,009  4,180,414 SH       SOLE                 3,923,591 256,823    0
CONVERGYS CORP               COM             212485106   45,863  4,889,464 SH       SOLE                 4,571,540 317,924    0
CORELOGIC INC                COM             21871D103   14,672  1,375,046 SH       SOLE                 1,270,867 104,179    0
COVIDIEN PLC                 SHS             G2554F113   22,341    506,588 SH       SOLE                   466,694  39,894    0
DOLLAR THRIFTY AUTOMOTIVE GP COM             256743105   18,477    328,185 SH       SOLE                   302,335  25,850    0
EL PASO CORP                 COM             28336L109  302,908 17,328,826 SH       SOLE                16,910,509 418,317    0
EXPEDIA INC DEL              COM             30212P105   50,471  1,960,038 SH       SOLE                 1,844,478 115,560    0
FIDELITY NATL INFORMATION SV COM             31620M106   12,823    527,274 SH       SOLE                   487,739  39,535    0
GOOGLE INC                   CL A            38259P508   88,022    170,904 SH       SOLE                   160,869  10,035    0
HCA HOLDINGS INC             COM             40412C101   83,526  4,143,147 SH       SOLE                 3,900,082 243,065    0
LIBERTY GLOBAL INC           COM SER A       530555101   49,398  1,365,334 SH       SOLE                 1,285,653  79,681    0
LIBERTY MEDIA CORP NEW       CAP COM SER A   53071M302   48,018    726,225 SH       SOLE                   683,662  42,563    0
LIBERTY MEDIA CORP NEW       INT COM SER A   53071M104   80,032  5,422,238 SH       SOLE                 5,105,063 317,175    0
LIBERTY MEDIA CORP NEW       LIB STAR COM A  53071M708   40,468    636,694 SH       SOLE                   592,593  44,101    0
LIFE TECHNOLOGIES CORP       COM             53217V109   20,317    528,670 SH       SOLE                   488,942  39,728    0
LONE PINE RES INC            COM             54222A106    8,317  1,260,189 SH       SOLE                 1,201,256  58,933    0
MCGRAW HILL COS INC          COM             580645109  419,086 10,221,610 SH       SOLE                 9,960,355 261,255    0
MOTOROLA SOLUTIONS INC       COM NEW         620076307   49,188  1,173,934 SH       SOLE                 1,084,941  88,993    0
NATIONAL FUEL GAS CO N J     COM             636180101    9,891    203,192 SH       SOLE                   187,796  15,396    0
OPKO HEALTH INC              COM             68375N103   11,059  2,554,154 SH       SOLE                 2,358,143 196,011    0
ROCK-TENN CO                 CL A            772739207   13,293    273,068 SH       SOLE                   252,378  20,690    0
SAVIENT PHARMACEUTICALS INC  NOTE 4.750% 2/0 80517QAA8   21,256 29,875,000 PRN      SOLE                         0       0    0
SUNOCO INC                   COM             86764P109   48,086  1,550,645 SH       SOLE                 1,459,638  91,007    0
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